Other Comprehensive Income	12 Months Ended
Dec. 31, 2017
Other Comprehensive Income
15.	Other Comprehensive Income

The components of other comprehensive (loss) income on a pre-tax and after-tax basis for the years ended December 31 are as follows:

($ in thousands)	2017			2016			2015
	Pre-tax	Tax	After-tax	Pre-tax	Tax	After-tax	Pre-tax	Tax	After-tax
Unrealized net holding gains arising during the period, net of related offsets	$(89,152)	$31,203	$(57,949)	$15,344	$(5,370)	$9,974	$13,084	$(4,580)	$8,504
Less: reclassification adjustment of realized capital gains and losses	12,710	(4,449)	8,261	(22,431)	7,851	(14,580)	32,308	(11,308)	21,000

Unrealized net capital gains and losses	(101,862)	35,652	(66,210)	37,775	(13,221)	24,554	(19,224)	6,728	(12,496)
Unrealized foreign currency translation adjustments	3,706	(1,297)	2,409	1,751	(613)	1,138	(1,803)	631	(1,172)

Other comprehensive (loss) income	$(98,156)	$34,355	$(63,801)	$39,526	$(13,834)	$25,692	$(21,027)	$7,359	$(13,668)